Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Operating revenues		$ 169	$ 843	$ 907	$ 961
Net operating income/(loss)		37	35	(156)	(4,481)
Net income/(loss)		3,706	201	(587)	(4,659)
Income (loss) from equity method investments	$ (112)	$ (2)	$ (2)	$ 3	$ 0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%	50.00%	50.00%
Share in results from Sonadrill (net of tax)		$ 1	$ 5	$ 5	$ (2)
Basis difference amortization		0	(3)	0	0
Income (loss) from equity method investments		$ 1	$ 2	$ 5	$ (2)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)		50.00%	50.00%	50.00%	50.00%
Share in results from Sonadrill (net of tax)		$ 0	$ 4	$ (2)	$ 2
Income (loss) from equity method investments		0	4	(2)	2
Sonadrill
Schedule of Equity Method Investments [Line Items]
Operating revenues		14	200	94	56
Net operating income/(loss)		2	21	18	(2)
Net income/(loss)		2	10	11	(5)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Operating revenues		28	167	142	44
Net operating income/(loss)		2	14	(4)	6
Net income/(loss)		$ 1	$ 9	$ (4)	$ 4